Shareholders' Equity (Summary Of Stock Option Activity) (Detail) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding
Options exercised, Number of Shares	0	(38,646)
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding
Outstanding Options, Number of Shares, Beginning Balance	4,016,653	3,663,716	3,663,716
Options granted, Number of Shares	395,000		551,583
Options exercised, Number of Shares			(123,646)
Options cancelled/expired, Number of Shares	(46,250)		(75,000)
Outstanding Options, Number of Shares, Ending Balance	4,365,403		4,016,653
Options, Exercisable, Number of Shares	3,261,984		2,964,278
Options, Vested and Expected to Vest, Number of Shares	4,093,196		3,765,395
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price
Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 0.54	$ 0.54	$ 0.54
Options granted, Weighted Average Exercise Price	0.37		0.45
Options, Exercisable, Weighted Average Exercise Price			0.41
Options cancelled/expired, Weighted Average Exercise Price	2.51		0.47
Options, Outstanding, Weighted Average Exercise Price, Ending Balance	0.35		0.54
Options, Exercisable, Weighted Average Exercise Price	0.52		0.56
Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 0.50		$ 0.54